Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 80.6%
Industrial Select Sector SPDR Fund	225,103	$22,926,741
Invesco Nasdaq 100 ETF	205,488	24,909,255
Materials Select Sector SPDR Fund	282,627	23,924,376
Technology Select Sector SPDR Fund	182,118	24,760,763
Vanguard FTSE Emerging Markets ETF	184,724	7,800,894
Vanguard Mid-Cap ETF	36,441	8,017,749
Vanguard Small-Cap ETF	40,408	8,169,689
Vanguard Total World Stock ETF	85,674	7,948,834
		128,458,301
FIXED INCOME – 19.2%
Goldman Sachs Access Treasury 0-1 Year ETF	151,833	15,181,782
Vanguard Long-Term Bond ETF	199,438	15,496,332
		30,678,114
TOTAL EXCHANGE-TRADED FUNDS
(Cost $153,340,320)		159,136,415

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	408,581	408,581
TOTAL SHORT-TERM INVESTMENTS
(Cost $408,581)		408,581
TOTAL INVESTMENTS – 100.1%
(Cost $153,748,901)		159,544,996
Liabilities in Excess of Other Assets – (0.1%)		(89,490)
TOTAL NET ASSETS – 100.0%		$159,455,506

(a)	The rate is the annualized seven-day yield at period end.